Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories
Summary of Detailed Information About Inventories Explanatory

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Raw materials	14,078	23,251
Work-in-progress	5,265	2,260
Finished goods	5,628	10,092
	24,971	35,603